CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT)
Net issuance cost, taxes | $	$ 3,178
Common equivalent preferred dividends ($0.02 per unit) | $ / shares	$ 0.02